Equity	12 Months Ended
Dec. 31, 2011
Equity [Abstract]
Equity
Note 10 - Equity:

A.      Share Capital:

1.
On January 31, 1997, the Company's ordinary shares were first offered in an initial public offering. Since this transaction, the Company's shares have been traded in the United States on the NASDAQ Global Market. Their current symbol is "BPHX."

In January 2001, the Company's ordinary shares were listed for trading on the Tel-Aviv stock Exchange under the "Dual Listing" arrangement. Ordinary share confers upon their holders the rights to receive notice to participate and vote in general meeting of the Company, and the right to receive dividends if declared. During 2009 the Company's board of directors and shareholders approved the increase of the authorized share capital to 40,000,000  shares from 30,000,000 shares 0.01 NIS par value. On December 28, 2011, the Company executed a one-for-four reverse split of our ordinary shares, resulting in a decrease of the number of our authorized ordinary shares from 40,000,000 to 10,000,000, a decrease of the number of our outstanding ordinary shares from 25,243,610  to 6,310,903 and an increase of the par value per ordinary share from NIS 0.01 to NIS 0.04. The reverse share split was executed in order to regain compliance with NASDAQ's minimum bid price requirement of $1.00 per Share. All references in the financial statements to the number of shares outstanding and authorized, per-share amounts, treasury shares purchased in previous years, and stock option and warrants data of the Company's common stock have been restated to reflect the effect of the stock split for all periods presented.

2.
As of December 31,2011 the Company holds a total of 367,810 of its shares in a total consideration of $9.5 million (as of December 31, 2010  the Company held a total of 468,540 of its shares in a total consideration of $12 million) All of the Company's ordinary shares have equal voting rights. However, under applicable Israeli law, the shares held by the Company have no voting rights and, therefore, are excluded from the number of its outstanding shares. Since 2010, the Company uses these treasury shares for the issuance of shares pursuant to exercise of options and vested RSUs to meet the Company's common stock requirements for its stock benefit plansIn March 2008 the board of directors approved two buy-back programs. Under the buy-back programs, the Company may purchase its shares from time to time, subject to market conditions and other relevant factors affecting the Company. In 2009 the Company repurchased 11,249 of its shares for an aggregate amount of $1.7 million under the buy-back programs.

3.
In October 2009, the Company completed a $4.2 million private placement of ordinary shares and warrants to institutional investors. Pursuant to the securities purchase agreement, the Company issued to the investors 341,144 ordinary shares. In addition, the Company issued to the investors series A warrants exercisable immediately into 204,686 ordinary shares during a five year term from the issuance date at an exercise price of $7.44 per share [where is this number from? Last year it was "818,744 ordinary shares during a five year term from the issuance date at an exercise price of $3.95" therefore after reverse split it should be 204,686 at $15.80]], series B warrants exercisable immediately into 341,144 ordinary shares until April 29, 2010 at an exercise price of $12.2 and series C warrants exercisable into 204,686 ordinary shares during a five year period at an exercise price of $7.44 [again the exercise price last year was $3.95 which mean it should be times 4 = 15.80 also please note seriese B and C are expired] immediately upon the exercise of the Series B warrants. All warrants (Series A,B, and C) are subject to anti-dilution protection under which any future issuance of securities at a price lower than the current exercise price of the warrants will cause an adjustment of the applicable warrant exercise price to the price of the dilutive issuance. As a result of such anti-dilution protection the warrants were not considered  indexed to the Company's own stock and, and therefore recorded at issuance date as a derivative financial liability. The value assigned to the warrants at issuance date was approximately $3.8 million out of the total proceeds of $4.2 million - see also Note 10A4. During, 2010 B and C warrants were expired according to their terms.

4.	Derivative liability- warrants:

In connection with the adoption of EITF 07-05, "Determining Whether an Instrument (or Embedded Feature) Is Indexed to an Entity's Own Stock," ("EITF 07-05") on January 1, 2009 (ASC 815-40-15), the Company determined that warrants issued at several occasions throughout the years (ratchet down of exercise price based upon lower exercise price in future offerings) are not indexed to the Company's own stock and are recorded as a derivative liability pursuant to FASB ASC Topic 815 " Derivative and Hedging" (ASC 815-40-25).

The Company measured the fair value of the outstanding warrants at issuance and at the balance sheet date using a Black-Scholes valuation model (Binominal method was used for Series B and C issued in October 2009 since their expiration dates are co-dependent). As a result of the application of ASC 815-40-15, the fair value of the warrants as of December 31, 2011 amounted to $53 thousand  as follows:

•
200,000 ordinary shares issuable upon exercise of warrants issued by us to institutional investors in connection with the $35 million private placement completed in November 2007 at fair value of approximately $1 thousand;

•	204,686 warrants series A issued in October 2009 at fair value of $52 thousand.

The initial application of ASC 815-40-15 on the warrants issued in November 2007 ,2006 and 2004  resulted in a charge of $161 thousand which  was recorded as a derivative liability in a way of  cumulative adjustment to beginning of the year equity based on their fair value as of January 1, 2009.

B.      Share Options:

1.	Employee Share Option Plans:

Stock-based compensation plans comprise employee stock option plans and restricted stock units ("RSUs") to employees, officers and directors. The purpose of the plans is to enable the Company to attract and retain qualified personnel and to motivate such persons by providing them with an equity participation in the Company.

As of December 31, 2011, the Company has two share-based compensation plans: (a) the 1996 share option plan. (b) The 2007 Restricted Share Units plan. Both plans are described below. The compensation costs that were charged to income for those plans amounted to $1.2 million, $1.5 million and $ 2 million for 2011 and 2010 and 2009 respectively.

In 1996, the Company adopted two option plans (the 1996 Share Option Plan). One of these option plans was terminated after all options granted under it were exercised. Pursuant to the other 1996 option plan, as amended, the Company reserved 925,000 ordinary shares for issuance to directors, officers, consultants and employees of the Company and its subsidiaries. The exercise price of the options granted under the 1996 option plan ranges from $8.04 to $42. As of December 31, 2011 190,866  stock options remain available for future awards.

Under the 1996 option plan, unless determined otherwise by the Board, options vest over a three to four years period from the date of grant and expire 10 years after grant date. Unvested options are forfeited 30-90 days following termination of employment. Any options that are forfeited before expiration become available for further grants.

The following table summarizes information about share options outstanding and exercisable as of December 31, 2011:

Options Outstanding		Options Exercisable
Number Outstanding on December 31, 2011	Weighted Average Remaining Contractual Life	Number Exercisable on December 31, 2011	Exercise Price
	Years		$

3,750	9.57	-	4.48
12,500	7.40	8,333	8.04
15,000	8.88	5,000	8.72
949	9.08	-	8.76
93,750	1.25	93,750	9.00
6,250	7.60	4,167	10.16
6,250	8.25	2,084	10.20
18,750	8.25	6,252	11.08
15,222	0.50	15,222	12.00
2,501	1.50	2,501	12.00
50,001	1.76	50,001	16.00
14,135	4.00	14,135	20.00
5,309	1.42	5,309	24.00
38,750	2.67	38,750	24.00

283,117		245,504

Data related to the share option plan as of December 31, 2011, 2010 and 2009 and changes during the years ended on those dates are as follows:

	2011		2010		2009
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
		$		$		$
Options outstanding at beginning of year	309,995	13.77	334,408	15.40	320,881	16.68
Changes during the year:
Granted	19,700	7.91	48,750	10.64	43,750	9.04
Exercised	-		-		(500)	12.00
Forfeited	(46,578)	13.69	(73,163)	19.20	(29,723)	15.60
Options outstanding at end of year	283,117		309,995		334,408
Options exercisable at year-end	245,504		260,829		271,037
Weighted-average fair value of options granted during the year*	4.76		6.68		5.80

*
The fair value of each option granted is estimated on the date of grant, using the Black-Scholes option-pricing model with the following weighted average assumptions: dividend yield of 0% for all years; expected volatility: 2011 -69%; 2010 - 50%; risk-free interest rate: 2011 - 2.21%; 2010 - 2.86%,  and expected life: 2011 - 6.5 years; 2010 - 5.9 years.

As of December 31, 2011 and 2010, there was no intrinsic value for outstanding and granted options since the exercise price was higher or the same as the market price. There were no exercise of options in 2011 and 2010.

The Company is required to assume a dividend yield as an input in the Black-Scholes model. The dividend yield assumption is based on the Company's historical experience and expectation of future dividends payouts and may be subject to change in the future.

The Company uses historical volatility in accordance with FASB ASC Topic 718, "Compensation - stock compensation". The computation of volatility uses historical volatility derived from the Company's exchange-traded shares.

The risk-free interest assumption is the implied yield currently available on U.S. Treasury zero-coupon bonds, issued with a remaining term equal to the expected life term of the Company's options.

Pre-vesting rates forfeitures are approximately 15% and were estimated based on pre-vesting for feature   experience.

The Company uses the simplified method to compute the expected option term for options granted.

          2.          Restricted Share Units (RSU):

In 2007, the Company adopted a Restricted Share Units plan (RSU). Under the RSU plan, as amended, the Company granted in 2011 and 2010  68,342 and 208,283 RSUs, respectively. Under the RSU plan, unless determine otherwise by the board of directors, RSUs vest over a three years period from the date of the grant.  Approved for immediate vesting on grant date were  20,895 and 38,449 RSUs in 2011 and 2010, respectively ,

Data related to the restricted share units as of December 31, 2011 and 2010 and changes during the year were as follows:

	Year ended December 31,
	2011	2010

RSUs outstanding at the beginning of the year	202,702	120,214
Changes during the year:
Granted *	68,342	208,283
Vested	(211,855)	(124,270)
Forfeited	(1,692)	(1,525)
RSUs outstanding at the end of the year	57,497	202,702
Weighted Average fair value at grant date	$7.12	$8.96

*
The fair value of RSUs is established based on the market value of the Company's stock on the date of the award. The Company has expensed compensation costs, net of estimated forfeitures of approximately, applying the accelerated vesting method.

C.       Dividends:

 The Company has not paid any cash dividends on its ordinary shares in the past and does not expect to pay cash dividends on its ordinary shares in the foreseeable future.